Finance result (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Income from financial investments and marketable securities	[1]	R$ 54,954	R$ 26,719	R$ 16,907
Income finance from indemnification assets and contingencies	[2]	31,077	6,818	1,476
Other finance income		2,526	2,103	2,601
Finance income		88,557	35,640	20,984
Finance costs
Interest on bonds and financing		(108,896)	(43,549)	(52,935)
Interest on account payables for business combinations		(65,725)	(8,158)	(1,568)
Imputed interest on suppliers		(19,810)	(6,609)	(12,286)
Interest on Loans from related parties		0	(157)	(3,344)
Bank and collection fees		(3,891)	(6,587)	(17,771)
Interest on provision for tax, civil and labor losses		(52,891)	(34,300)	(13,297)
Interest on Lease Liabilities		(13,143)	(14,984)	(15,077)
Other finance costs		(5,968)	(5,839)	(3,131)
Finance costs		(270,324)	(120,183)	(119,409)
Total finance result		R$ (181,767)	R$ (84,543)	R$ (98,425)

[1]	Refers to income from marketable securities indexed at CDI.
[2]	Refers to an indemnification asset in the amount of R$ 20,249 in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company), as mentioned in the note 21b, and reversal of interest on provision for tax losses in the amount of R$ 10,828.